Related Party Transactions - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Amounts payable and accrued liabilities related party transactions	$ 45,499	$ 99,999
Key management personnel compensation, consulting fees	$ 129,996	$ 45,499